Disaggregation of Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Schedule of Disaggregation of Revenue

Revenues consisted of the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Revenue
Hardware	$204	$14,770	$1,217	$15,364
Software subscriptions	1,199	399	2,700	605
Total Revenue	$1,403	$15,169	$3,917	$15,969
Revenues consisted of the following:
	For the Years Ended December 31,
	2025	2024
Revenue
Hardware	$55,332	$4,278
Software subscriptions	3,173	10,600
Total Revenue	$58,505	$14,878

Schedule of Revenues by Geographic Region

The Company’s operations are located primarily in the United States and Ireland and revenues are generated worldwide. Revenues by geographic region are based on the location of the customer and are as follows:

	United States	Ireland	Other Foreign Countries	Total
For the Three Months Ended June 30, 2026:	$851	$20	$532	$1,403
For the Three Months Ended June 30, 2025:	$8,354	$149	$6,666	$15,169
For the Six Months Ended June 30, 2026:	$2,367	$42	$1,508	$3,917
For the Six Months Ended June 30, 2025:	$9,101	$149	$6,719	$15,969

The Company’s operations are located primarily in the United States and Ireland and revenues are generated worldwide. Revenues by geographic region are based on the location of the customer and are as follows:

	United States	Ireland	Other Foreign Countries	Total
For the Year Ended December 31, 2025:	$33,266	$915	$24,324	$58,505
For the Year Ended December 31, 2024:	$9,386	$81	$5,411	$14,878

Schedule of Deferred Revenue

The following summarizes deferred revenue activities for the periods presented:

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Beginning of the period	$3,223	$—
Additions	67	5,265
Revenue recognized	(2,533)	(2,064)
Foreign translation difference, net	(29)	22
End of the period	$728	$3,223